To Shareholders


Eaton Vance Income Fund of Boston had a total return of 11.3% for the year ended September 30, 1995. This was the result of a rise in net asset value per share to $7.92 on September 30, 1995, from $7.90 on September 30, 1994, and the reinvestment of $0.82 per share in income dividends. It does not include the effect of the Fund's 3.75% sales charge. For comparison, the Lehman Brothers High Yield Bond Index, an unmanaged index of corporate bonds, returned 15.2 % for the same period.

Based on the Fund's most recent dividend and a net asset value of $7.92, the Fund had a distribution rate of 10.5% at September 30.

THE HIGH YIELD MARKET CROSSES THE $300 BILLION THRESHOLD IN 1995...

New issuance has again been brisk in 1995, totalling about $20 billion through September. While that is somewhat lower than the pace of recent years, $35 billion in 1994 and $54 billion in 1993, it shows a continuing reliance by corporations on the high yield market for financing. By the end of September, the high yield market had crossed a major threshold, reaching $300 billion in market capitalization, according to Securities Data Corp. That figure demonstrates the rapid growth of a market that measured only $120 billion in 1986. Importantly, the new supply has been met by strong demand from investors.

WITH GROWTH HAS COME IMPROVED MARKET LIQUIDITY...

The growth of the high yield market has resulted in improved liquidity, an important investment criterion for investors. Quality, too, continues to improve. As one indication of that trend, net upgrades in the market totalled nearly $10 billion through September alone, according to a recent high yield market review by CS First Boston.

-------------------------------------------------------------------------------
[GRAPHIC OMITTED: pie chart:
 INCOME FUND OF BOSTON: RATINGS BREAKDOWN OF BOND HOLDINGS*
      Aaa            5.0%
      Ba             9.4%
      B1            12.8%
      B2            25.6%
      B3            40.9%
      Caa            5.4%
      Non-rated      0.9%
 * Moody's Investors Services ratings; percentages based on market value as of September 30, 1995.
          Source: Eaton Vance Management.]
-------------------------------------------------------------------------------

These trends should provide a favorable background for Eaton Vance Income Fund of Boston. In the following pages, portfolio manager Hooker Talcott reviews the past year and discusses the outlook for income-seeking investors in the high yield market.


[Photo of
M. Dozier Gardner]


Sincerely,

/s/ M. Dozier Gardner

    M. Dozier Gardner
    President
    November 20, 1995

Management Discussion


An interview with Hooker Talcott, Jr., Vice President and Portfolio Manager of Eaton Vance Income Fund of Boston.

Q.  HOOKER, HOW WOULD YOU EVALUATE THE FUND'S PERFORMANCE DURING THE YEAR?

A. Although the market has been somewhat difficult to negotiate, the Fund posted a good positive total return during the year, up 11.3%. However, the Treasury market certainly provided a volatile backdrop, and the Fund underperformed the Lehman Brothers High Yield Bond Index. The primary reason for the Fund's underperformance was our emphasis on lower-rated, higher-yielding bonds. These do not respond to the U.S. Treasury* market to the same degree that higher-rated bonds in the high yield universe do.

    Yield spreads - the difference in yields between bonds of varying quality - widened in the period, meaning that higher-yielding, B-rated bonds - the primary investment universe of the Portfolio - slightly underperformed their BB-rated counterparts. I think it's fair to say that, given the difficult terrain for the high yield market, the Fund fared satisfactorily in this period. It's important for shareholders to remember that the Fund tends to emphasize high current yields. Over the long-term, the compounding of those higher yields can have a significant and beneficial effect on long-term returns.

*High yield bonds carry a higher degree of investment risk, while the principal and interest of Treasury issues are guaranteed by the U.S. government. High yield bonds are considered speculative because they present greater risks of price volatility and default.

Q.  HOW HAVE YOU ALTERED THE PORTFOLIO?

A. I've continued the restructuring that I mentioned in our last report. Namely, decreasing the Portfolio's exposure to cyclical issues, while increasing our exposure to defensive issues. The current mix is approximately 65% defensive bonds and 35% cyclical bonds. A year ago, those percentages were roughly reversed.

----------------------------------

[Photo of Hooker Talcott, Jr.]

HOOKER TALCOTT, JR.

----------------------------------

Q.  WHAT GROUPS HAVE YOU BEEN BUYING?

A. I've focused on areas of the economy where cash flow and earnings are likely to remain strong, regardless of the direction of the economy. Those areas include consumer products, healthcare, cable and broadcasting.

    We've purchased companies such as Van de Kamp's, a food processing and packaging company, and American Safety Razor, a maker of shaving accessories. These makers of consumer staples are less dependent on a strong economy than are cyclical industries. Health care providers, such as Universal Healthcare, tend to maintain their growth rates even in a slowing economic climate. Elsewhere, we've retained an exposure to the cable and broadcasting segments. Cable television operators, like Marcus Cable, and broadcasters, such as Young Broadcasting, continue to enjoy good growth.

Q.  AND WHAT SECTORS HAVE YOU AVOIDED?

A. While the Federal Reserve has apparently managed to engineer a soft landing, the economy remains in a very delicate balance. At the retail level, consumers are nearing the upper reaches of their available credit limits, according to bank industry data. Since consumer spending accounts for around 60% of economic activity in the U.S., that's a cause for concern. We've therefore lightened up on autos, retailers, and apparel makers.

    In the manufacturing sector, inventories have crept higher in recent months. As Fed chairman Greenspan noted recently, that's a trend that bears watching because it may signal a slowdown in future manufacturing activity. Therefore, we've also reduced our holdings among the steels, metals, and heavy manufacturers. Moreover, the trends I've mentioned above suggest that the economic cycle is reaching a more mature stage.

Q. WE'VE DISCUSSED YOUR BUY DISCIPLINE IN PAST REPORTS. BUT WHAT DRIVES YOU TO SELL A BOND HOLDING?

A. At Eaton Vance, we follow a very credit-intensive approach. Through "bottom-up" research, we monitor companies very closely for any change in their creditworthiness. We search for signs of deteriorating fundamentals or changing economic conditions that might adversely affect the company's future cash flows or earnings prospects. Equally as important, we try to be alert to signs that a bond may have reached what we believe is its full price potential. In that event, we may elect to sell and redirect our investment into bonds that we believe represent better value.

Q.  COULD YOU GIVE A RECENT EXAMPLE?

A. Yes. The Portfolio recently sold an Inland Steel issue, which we had purchased in 1991 at a yield near 12%. As the manufacturing side of the economy recovered in the early 1990s, and demand rose both domestically and abroad, Inland's results improved significantly, and the bonds performed very well. We sold the issue recently at a yield of 8.5%, after significant price appreciation. At that level we felt the bonds were fully priced and chose to look for opportunities elsewhere.

Q.  HOOKER, WHAT IS YOUR OUTLOOK FOR THE HIGH-YIELD MARKET?

A. While the economy is clearly less robust than it was six months ago, the high yield market should continue to fare relatively well. Given the Fed's success in controlling inflation, we should see less volatility in interest rates generally. A slow-growth economy will continue to benefit some sectors of the economy. Meanwhile, yield spreads on 10-year B-rated bonds have widened to 500 basis points over 10-year Treasuries. Naturally, there are additional risks associated with high yield bonds, and past trends don't always guarantee future performance. But in my view, the high yield sector continues to offer unusual value and good opportunities for the income-oriented investor.

Comparison of Change in Value of a $10,000 Investment in Eaton Vance Income Fund of Boston (Including Sales Charge) and the Lehman Brothers High Yield Bond Index From September 30, 1985, thrugh September 30, 1995

                   ----------------------------------------------
                   AVERAGE ANNUAL        1        5          10
                      RETURNS          Year      Year       Year
                   ----------------------------------------------
                   With 3.75%
                   Max. Sales Charge   7.1%      14.9%      10.7%
                   ----------------------------------------------
                   Without 3.75%
                   Max. Sales Charge  11.3%      15.8%      11.2%
                   ----------------------------------------------


                   Label          A              B               C
      -------------------------------------------------------------
                 date        ifob - nav     ifob - off      hi yield
      -------------------------------------------------------------
         1       9/85+          10000           9627          10000
         2      10/85           10247           9865          10026
         3      11/85           10516          10124          10276
         4      12/85           10873          10467          10662
         5       1/86           10840          10436          10802
         6       2/86           11259          10839          11218
         7       3/86           11516          11087          11649
         8       4/86           11516          11087          11834
         9       5/86           11708          11272          11965
        10       6/86           11869          11426          12097
        11       7/86           11799          11359          11976
        12       8/86           12136          11684          12161
        13       9/86           11926          11482          12307
        14      10/86           12271          11814          12592
        15      11/86           12426          11963          12558
        16      12/86           12498          12032          12522
        17       1/87           13046          12560          13040
        18       2/87           13266          12772          13317
        19       3/87           13300          12805          13409
        20       4/87           12950          12468          12942
        21       5/87           12875          12395          13035
        22       6/87           13085          12598          13202
        23       7/87           13162          12672          13238
        24       8/87           13457          12956          13320
        25       9/87           13250          12757          12900
        26      10/87           12566          12098          12478
        27      11/87           12803          12326          12838
        28      12/87           12926          12444          13147
        29       1/88           13310          12814          13586
        30       2/88           13679          13170          14026
        31       3/88           13677          13168          13880
        32       4/88           13780          13266          13986
        33       5/88           13897          13379          14007
        34       6/88           14159          13631          14211
        35       7/88           14294          13761          14305
        36       8/88           14309          13776          14284
        37       9/88           14489          13950          14464
        38      10/88           14675          14128          14639
        39      11/88           14721          14172          14725
        40      12/88           14891          14336          14794
        41       1/89           15145          14581          15055
        42       2/89           15193          14627          15088
        43       3/89           15240          14672          14970
        44       4/89           15371          14798          15033
        45       5/89           15637          15055          15325
        46       6/89           15748          15161          15515
        47       7/89           15861          15270          15495
        48       8/89           15942          15348          15547
        49       9/89           15904          15311          15286
        50      10/89           15638          15055          14924
        51      11/89           15509          14931          14894
        52      12/89           15522          14943          14918
        53       1/90           15154          14589          14597
        54       2/90           14494          13954          14296
        55       3/90           14380          13844          14671
        56       4/90           14449          13911          14646
        57       5/90           14767          14216          14929
        58       6/90           15086          14524          15290
        59       7/90           15431          14856          15701
        60       8/90           14734          14185          14808
        61       9/90           13826          13311          13727
        62      10/90           13399          12900          13006
        63      11/90           13169          12678          13412
        64      12/90           13116          12627          13487
        65       1/91           13083          12596          13858
        66       2/91           13924          13405          15374
        67       3/91           14676          14129          16279
        68       4/91           15827          15237          16947
        69       5/91           15911          15318          16977
        70       6/91           16371          15761          17480
        71       7/91           17047          16412          18039
        72       8/91           17318          16673          18454
        73       9/91           17772          17109          18711
        74      10/91           18401          17716          19336
        75      11/91           18623          17929          19436
        76      12/91           18735          18036          19716
        77       1/92           19521          18793          20410
        78       2/92           19983          19238          20914
        79       3/92           20455          19692          21174
        80       4/92           20725          19952          21254
        81       5/92           20953          20173          21554
        82       6/92           21280          20487          21756
        83       7/92           21616          20810          22085
        84       8/92           21903          21087          22374
        85       9/92           22082          21259          22602
        86      10/92           21844          21030          22284
        87      11/92           21946          21128          22564
        88      12/92           22158          21333          22822
        89       1/93           22674          21829          23486
        90       2/93           23146          22284          23899
        91       3/93           23477          22602          24207
        92       4/93           23691          22808          24418
        93       5/93           24056          23160          24709
        94       6/93           24553          23638          25228
        95       7/93           24802          23878          25472
        96       8/93           24879          23952          25686
        97       9/93           24862          23935          25753
        98      10/93           25413          24466          26273
        99      11/93           25754          24794          26399
       100      12/93           26141          25167          26727
       101       1/94           26747          25750          27307
       102       2/94           26951          25947          27236
       103       3/94           26160          25185          26206
       104       4/94           25854          24890          26028
       105       5/94           25992          25023          26042
       106       6/94           26113          25140          26122
       107       7/94           26018          25049          26344
       108       8/94           25923          24957          26530
       109       9/94           25917          24952          26532
       110      10/94           25952          24985          26595
       111      11/94           25643          24687          26260
       112      12/94           25806          24844          26453
       113       1/95           26037          25067          26811
       114       2/95           26656          25663          27730
       115       3/95           26789          25791          28029
       116       4/95           27538          26512          28742
       117       5/95           28237          27185          29548
       118       6/95           28266          27212          29745
       119       7/95           28764          27692          30112
       120       8/95           28658          27590          30206
       121       9/95           28833          27758          30577

Past performance is not indicative of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.
* Investment operations commenced on 6/15/72.
+ Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment.

FUND PERFORMANCE
In accordance with Securities and Exchange Commission guidelines, we are including a performance chart that compares your Fund's total return with that of a broad-based securities market index. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the unmanaged Lehman Brothers High Yield Bond Index.

THE TOTAL RETURN FIGURES
The black solid line on the chart represents the Fund's performance, after deducting the Fund's 3.75% current maximum sales charge. The Fund's total return figure reflects Fund expenses and portfolio transaction costs, and assumes the reinvestment of income dividends and capital gain distributions.

The dotted line represents the performance of the Lehman Brothers High Yield Bond Index, a broad-based, widely recognized unmanaged index of high yield bonds. The Index's total return does not reflect any management, transaction or custody expenses, or commissions that would be incurred if an investor individually purchased or sold the securities represented in the Index.

                            PORTFOLIO OF INVESTMENTS
                               SEPTEMBER 30, 1995

--------------------------------------------------------------------------------
                       CORPORATE BONDS AND NOTES -- 94.5%
--------------------------------------------------------------------------------
                                                     FACE
SECURITY                                             AMOUNT       VALUE
--------------------------------------------------------------------------------
AUTOMOTIVE/TRUCK -- 3.1%
Exide Corporation, Sr. Notes,
  10.75%, 12/15/02                                   $  500,000  $    532,500
JPS Automotive Prod. Corp., Sr. Notes,
  11.125%, 6/15/01                                    1,500,000     1,515,000
Key Plastics, Sr. Notes, 14%, 11/15/99                1,200,000     1,224,000
                                                                 ------------
                                                                 $  3,271,500
                                                                 ------------
BUILDING PRODUCTS -- 5.7%
American Standard, Sr. Notes,
  11.375%, 5/15/04                                   $  750,000  $    825,000
Building Materials Corp., Sr. Sub. Notes,
  11.75% (0% until 2000), 7/1/04                      1,850,000     1,147,000
Overhead Door Corp., Sr. Notes, 12.25%, 2/1/00        1,500,000     1,462,500
Schuller International Group Inc., Sr. Notes,
  10.875%, 12/15/04                                     800,000       880,000
Southdown Inc., Sr. Sub. Notes.,
  14%, 10/15/01                                         750,000       828,750
Tarkett International, Sr. Sub. Notes,
  9%, 3/1/02                                            900,000       918,000
                                                                 ------------
                                                                 $  6,061,250
                                                                 ------------
CHEMICALS -- 7.4%
Agricultural Minerals & Chemicals, Sr. Notes,
  10.75%, 9/30/03                                    $1,000,000  $  1,047,500
GI Holdings, Sr. Discount Notes,
  11.125% (0% until 1995), 10/1/98                    1,300,000       942,500
NL Industries Inc., Sr. Sec. Notes,
  11.75%, 10/15/03                                    1,000,000     1,055,000
NL Industries Inc., Sr. Disc. Notes,
  13% (0% until 1998), 10/15/05                       1,250,000       925,000
Pioneer Americas Acq., Senior Notes,
  13.625%, 4/1/05+                                    1,500,000     1,537,500
Rexene Corp, Sr. Notes, 11.75%, 12/1/04                 700,000       750,750
Terra Industries Inc., Senior Notes,
  10.5%, 6/15/05                                        700,000       736,750
Uniroyal Chemical Corp., Sr. Sub.
  Notes, 11%, 5/01/03                                   800,000       818,000
                                                                 ------------
                                                                 $  7,813,000
                                                                 ------------
COMMUNICATIONS -- 11.3%
Australis Media LTD.,
  Sub. Disc. Notes,
  14% (0% until 2000), 5/13/03                       $1,700,000  $  1,020,000
Dial Call Communications Inc.,
  Sr. Red. Notes,
  12.25% (0% until 1998), 4/15/04                     1,800,000       949,500
Diamond Cable Communications Co.,
  Sr. Disc. Notes,
  13.25% (0% until 1999), 9/30/04                     1,600,000     1,064,000
Galaxy Telecom LP., Sr. Sub. Notes,
  12.375%, 10/01/05                                   1,000,000     1,000,000
Granite Broadcasting Corp., Sr. Sub.
  Notes, 10.375%, 5/15/05                             1,500,000     1,530,000
In-Flight Phone Corp., Sr. Disc. Notes,
  14% (0% until 1998), 5/15/02+                       1,500,000       615,000
IXC Communications Inc., Senior
  Notes, 13%, 10/1/05+                                  900,000       886,500
Marcus Cable Co., Sr. Disc. Notes,
  14.25% (0% until 2000), 12/15/05                    2,500,000     1,450,000
Marcus Cable Co., Senior Debs.,
  11.875%, 10/1/05                                      200,000       202,000
Pricellular Wireless Comm.,
  Sr. Sub. Disc. Nts.,
  12.25% (0% until 1998), 10/01/03                      800,000       568,000
United International Holdings Inc.,
  Sr. Sec. Disc. Notes, 0%, 11/15/99                  1,960,000     1,195,600
Videotron Holdings, Sr. Disc. Notes,
  11% (0% until 2000), 8/15/05                        2,600,000     1,501,500
                                                                 ------------
                                                                 $ 11,982,100
                                                                 ------------
ENERGY -- 6.0%
Gulf Canada Resources Ltd., Sr. Sub.
  Notes, 9.25%, 1/15/04                              $1,800,000  $  1,782,000
Midland Funding II, Subordinated Secured Lease
  Obligation, 11.75%, 7/23/05                         1,200,000     1,254,000
Mesa Capital Corp., Sec. Disc. Notes,
  12.75%, 6/30/98                                     1,200,000     1,107,000
Midland Cogeneration Venture, Sr. Sec. Lease
  Oblig., 10.33%, 7/23/02                               804,091       839,270
Trans Texas Gas Corp., Sr. Sec. Notes,
  11.5%, 6/15/02                                        850,000       890,375
Tuboscope Vetco, Sr. Sub. Debs.,
  10.75%, 4/15/03                                       500,000       510,000
                                                                 ------------
                                                                 $  6,382,645
                                                                 ------------
FOOD/RESTAURANTS/HOTELS -- 5.7%
American Restaurant Group Inc., Sr. Sec. Notes,
  12%, 9/15/98                                       $  700,000  $    514,500
BFI Acquisition Corp., Sr. Sub. Notes (Series A)
  12%, 12/1/01                                        1,500,000     1,050,000
Flagstar Corp., Sub. Debs., 10.75%, 9/15/01           2,150,000     2,021,000
Purina Mills, Sr. Sec. Sub. Notes, 10.25%, 9/1/03     1,050,000     1,076,250
Seven Up/RC Bottling Co., Sr. Sec. Notes,
  11.5%, 8/1/99*                                      1,200,000       516,000
Van De Kamps, Inc., Sr. Sub. Notes, 12%, 9/15/05+       850,000       862,750
                                                                 ------------
                                                                 $  6,040,500
                                                                 ------------
HEALTHCARE -- 4.8%
Dade International Inc., Sr. Sub. Notes,
  13%, 2/1/05                                        $1,200,000  $  1,284,000
Genesis Health Ventures, Sr. Sub. Notes,
  9.75%, 6/15/05                                        750,000       781,875
Ordna Health Corp., Sr. Sub. Notes,
  11.375%, 8/15/04                                    1,425,000     1,585,313
Universal Health Services Corp., Sr. Notes,
  8.75%, 8/15/05                                      1,500,000     1,487,640
                                                                 ------------
                                                                 $  5,138,828
                                                                 ------------

HIGH TECH -- 2.6%
Blue Bell Funding Inc., Sec. Ext. Notes,
  11.85%, 5/1/99                                     $  742,000  $    780,955
GS Technologies Corp., Sr. Notes, 12.25%, 10/1/05     1,000,000     1,012,500
Unisys Corp., Sr. Notes, 13.5%, 7/1/97                  900,000       974,250
                                                                 ------------
                                                                 $  2,767,705
                                                                 ------------
LEISURE -- 1.0%
Roadmaster Industries, Inc., Sr. Sub. Notes,
  11.75%, 7/15/02                                    $1,600,000  $  1,040,000
                                                                 ------------

METALS -- 6.4%
Acme Metals Inc., Sr. Notes, 12.5%, 8/1/02           $  650,000  $    643,500
Algoma Steel Corp., Sr. Secured Notes,
  12.375%, 7/15/05                                      500,000       457,500
Gulf States Steel, First Mtg. Notes, 13.5%, 4/15/03   1,000,000       960,000
Inland Steel Corp., First Mtg. Bonds, 12%, 12/1/98      750,000       817,500
Kaiser Aluminum, Sr. Sub. Notes, 12.75%, 2/1/03       1,000,000     1,082,500
Maxxam Group Inc., Sr. Sec. Notes, 11.25%, 8/1/03       700,000       684,250
Maxxam Group Inc., Sr. Sec. Disc. Notes,
  12.25% (0% until 1998), 8/1/03                        700,000       456,750
Republic Engineered Steels Inc., First Mtg.,
  9.875%, 12/15/01                                    1,000,000       932,500
Stelco Inc., SF Debentures, 13.5%, 10/1/00       CAD    272,380       203,740
Ucar Global Enterprises, Sr. Sub. Notes,
  12%, 1/15/05                                          525,000       585,375
                                                                 ------------
                                                                 $  6,823,615
                                                                 ------------
MANUFACTURING/MACHINERY -- 9.1%
Applied Extrusion Inc., Sr. Notes, 11.5%, 4/1/02     $  800,000  $    856,000
Day International Group, Inc., Sr. Sub. Notes,
  11.125%, 6/1/05+                                    1,000,000     1,037,500
Dictaphone Corp., Sr. Sub. Notes, 11.75%, 8/1/05      1,250,000     1,231,250
Graphic Controls Corp., Sr. Sub. Notes,
  12%, 9/15/05+                                         900,000       915,750
Monarch Acquisition Corp., Senior Notes,
  12.5%, 7/1/03+                                      1,200,000     1,230,000
Newflo Corp., Sub. Notes, 13.25%, 11/15/02            1,400,000     1,442,000
Plastic Specialties & Tech, Sr. Sec. Notes,
  11.25%, 12/1/03                                       500,000       457,500
Selmer Company, Inc., Sr. Sub. Notes, 11%, 5/15/05      900,000       873,000
Waters Corp., Sr. Sub. Notes, 12.75%, 9/30/04         1,500,000     1,627,500
                                                                 ------------
                                                                 $  9,670,500
                                                                 ------------
MISCELLANEOUS -- 4.8%
Alliance Entertainment Corp., Sr. Sub. Notes,
  11.25%, 7/15/05+                                   $  900,000  $    897,750
Alliant Tech Systems Inc., Sr. Sub. Notes,
  11.75%, 3/1/03                                      1,000,000     1,085,000
Corporate Express Inc., Sr. Sub. Notes,
  9.125%, 3/15/04                                     1,300,000     1,293,500
Imax Corp., Sr. Notes, 7%, 3/1/01                       600,000       567,000
Williamhouse-Regency of Del., Sr. Sub. Deb.,
  11.5%, 6/15/05                                      1,300,000     1,287,000
                                                                 ------------
                                                                 $  5,130,250
                                                                 ------------
PAPER/PACKAGING -- 9.6%
Container Corp., Sr. Notes (Ser. B), 10.75%, 5/1/02  $  600,000  $    631,500
Fort Howard Corp., Sr. Sec. Notes, 11%, 1/2/02          655,633       681,858
Gaylord Container Corp., Sr. Sub. Disc. Debs.,
  12.75% (0% until 1996), 5/15/05                       300,000       295,500
Owens Illinois Inc., Sr. Notes,
  9.95%, 10/15/04                                     1,000,000     1,027,500
Portola Packaging Corp., Senior Notes,
  10.75%, 10/1/05                                     1,000,000     1,011,250
Riverwood International, Sr. Sub. Notes,
  10.375%, 6/30/04                                    1,100,000     1,210,000
S.D. Warren Company Inc., Sr. Sub. Notes,
  12%, 12/15/04                                       1,000,000     1,105,000
Silgan Corp., Sr. Notes,
  13.25% (0% until 1996), 12/15/02                    1,000,000       935,000
Silgan Corp., Sr. Sub. Notes,
  11.75%, 6/15/02                                       500,000       527,500
Stone Container Corp., First Mtg. Notes,
  10.75%, 10/1/02                                       500,000       518,750
Stone Container Corp., Sr. Notes, 12.625%, 7/15/98      800,000       868,000
Tembec Finance Corp., Sr. Notes, 9.875%, 9/30/05        600,000       594,000
U.S. Can Company, Sr. Sub. Notes, 13.5%, 1/15/02        750,000       823,125
                                                                 ------------
                                                                 $ 10,228,983
                                                                 ------------
RECREATION -- 3.3%
Aztar Corp., Sr. Sub. Notes, 13.75%, 10/1/04         $1,000,000  $  1,076,250
Trump Holdings & Funding, Senior Notes,
  15.5%, 6/15/05                                        300,000       297,000
Trump Plaza Funding, First Mtg. Notes,
  10.875%, 6/15/01                                      900,000       824,625
Trump Taj Mahal, First Mtg. Bonds,
  11.35%, 11/15/99                                    1,524,215     1,352,741
                                                                 ------------
                                                                 $  3,550,616
                                                                 ------------
RETAILING -- 10.1%
Apparel Retailers Inc., Sr. Disc. Debs.,
  12.75% (0% until 1998), 8/15/05                    $1,400,000  $    854,000
Brunos, Inc., Sr. Sub. Notes, 10.5%, 8/1/05           1,425,000     1,382,250
Dominick's Finer Foods, Inc., Sr. Sub. Notes,
  10.875%, 5/1/05+                                    1,000,000     1,015,000
Duane Reade, G.P., Sr. Notes, 12%, 9/15/02            1,200,000     1,098,000
Levitz Furniture Corp., Sr. Sub. Notes,
  9.625%, 7/15/03                                       600,000       477,000
Pathmark Stores Inc., Jr. Sub., Disc. Notes,
  10.75% (0% until 1999), 11/1/03                     1,500,000       971,250
Purity Supreme, Sr. Sec. Notes, 11.75%, 8/1/99        1,200,000     1,311,000
Ralphs Grocery Company, Inc., Sr. Sub. Notes,
  13.75%, 6/15/05                                     1,500,000     1,582,500
Specialty Foods, Inc., Sr. Sub. Notes,
  13% (0% until 1999), 8/15/05                          500,000       265,000
Specialty Foods, Inc., Sr. Sub. Notes,
  10.25%, 8/15/01                                     1,000,000       952,500
Specialty Retailers, Inc., Sr. Sub. Notes, 11%,
  8/15/03                                              900,000       846,000
                                                                 ------------
                                                                 $ 10,754,500
                                                                 ------------
TEXTILES -- 3.0%
Dan River Inc., Sr. Sub. Notes, 10.125%, 12/15/03    $1,450,000  $  1,460,875
Westpoint Stevens, Sr. Sub. Debs., 9.375%, 12/15/05   1,800,000     1,750,500
                                                                 ------------
                                                                 $  3,211,375
                                                                 ------------
TRANSPORTATION -- 0.6%
Moran Transportation, 1st Mtg. Notes, 11.75%,
 7/15/04                                             $  700,000  $    654,500
                                                                 ------------
    TOTAL CORPORATE BONDS AND NOTES
      (identified cost, $98,695,496)                             $100,521,867
                                                                 ------------

--------------------------------------------------------------------------------
                            PREFERRED STOCKS -- 0.4%
--------------------------------------------------------------------------------
SD Warren Company 14% PFD Stock                      $   12,000  $    366,000
Terex Corp., 13% CV PFD+                                  8,000       104,000
                                                                 ------------
    TOTAL PREFERRED STOCKS
      (identified cost, $510,400)                                $    470,000
                                                                 ------------

--------------------------------------------------------------------------------
                  COMMON STOCKS, WARRANTS AND RIGHTS -- 1.5%
--------------------------------------------------------------------------------
                                                SHARES/WARRANTS
--------------------------------------------------------------------------------
AUTO/TRUCK -- 0.7%
Bucyrus - Erie Company, Common*                          87,279  $    774,601
                                                                 ------------

CHEMICALS -- 0.1%
UCC Invt. Hldgs, Class A Common+*                         7,431  $     83,599
                                                                 ------------

COMMUNICATIONS -- 0.1%
Dial Call Communications, Wts.+*                          1,800  $        450
United International Hldg. Inc., Warrants+*               1,960        58,800
                                                                 ------------
                                                                 $     59,250
                                                                 ------------
ENERGY -- 0.0%
Empire Gas Corp., Wts.+*                                  1,380  $      1,380
                                                                 ------------

FOOD -- 0.0%
Servam Corp., Common*                                       884  $          0
Servam Corp., $2.00 Wts.
  Exp. 4/1/2001+*                                         7,864             0
Servam Corp., $4.50 Wts.
  Exp. 4/1/2001+*                                         1,768             0
Specialty Foods Acquisition, Common+*                    12,000        21,000
                                                                 ------------
                                                                 $     21,000
                                                                 ------------
INDUSTRIAL -- 0.0%
Thermadyne Holdings Corp., Common+*                         777  $     13,986
                                                                 ------------

MANUFACTURING -- 0.5%
Pullman Company, Common Stock+*                          43,702  $    349,615
Southdown Inc., Wts.+*                                    7,500        31,875
Terex Corporation, Rights,
  Exp. 8/1/96+*                                           2,700         1,350
Terex Corporation, Rights,
  Exp. 8/1/96+*                                             375           188
Terex Corporation, Rights,
  Exp. 7/1/97+*                                           1,790         1,343
Terex Corp., Wts.+*                                       8,000        76,000
Triangle Wire & Cable, Common Stock+*                    31,667        79,168
Triangle Wire and Cable, Wts.+*                           7,500             0
                                                                 ------------
                                                                 $    539,539
                                                                 ------------
METALS -- 0.0%
Gulf States Steel, Warrants+*                             1,000  $         50
                                                                 ------------

MISCELLANEOUS -- 0.0%
Australis Media, Warrants+*                               1,700  $          0
                                                                 ------------

PAPER/PACKAGING -- 0.1%
SD Warren Company, Warrants*                             12,000  $     72,000
                                                                 ------------

RETAILING -- 0.0%
Purity Supreme, Wts.,
  Exp. 8/1/1999+*                                         1,733  $      1,334
Waxman Industries Inc., Warrants+*                       14,000           700
                                                                 ------------
                                                                 $      2,034
                                                                 ------------
TOTAL COMMON STOCKS, WARRANTS AND RIGHTS
  (IDENTIFIED COST, $3,648,961)                                  $  1,567,439
                                                                 ------------

--------------------------------------------------------------------------------
                     SHORT-TERM OBLIGATION -- 5.0%
--------------------------------------------------------------------------------
                                                       FACE
SECURITY                                               AMOUNT    VALUE
--------------------------------------------------------------------------------
Melville Corp. 6.60%, 10/02/95,
  at amortized cost                                  $5,317,000  $  5,314,076
                                                                 ------------
    TOTAL INVESTMENTS
      (IDENTIFIED COST, $110,487,822)                            $107,873,382
    OTHER ASSETS, LESS LIABILITIES -- (1.4%)                       (1,459,411)
                                                                 ------------
NET ASSETS -- 100%                                               $106,413,971
                                                                 ============

*Non-income producing security.
+Restricted Security (Note 8).
CAD -- The principal amount of these securities is stated in Canadian
       Dollars, the currency in which the security is denominated.



    The accompanying notes are an integral part of the financial statements

                             FINANCIAL STATEMENTS

                     STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------
                              September 30, 1995
------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Note 1A) (identified cost,
    $110,487,822)                                               $107,873,382
  Cash                                                                 3,782
  Receivable for investments sold                                    436,841
  Receivable for Trust shares sold                                   283,824
  Interest and dividends receivable                                2,502,570
                                                                ------------
      Total assets                                              $111,100,399
LIABILITIES:
  Dividends payable                                 $  410,456
  Payable for investments purchased                  4,026,359
  Payable for Trust shares redeemed                    197,377
  Payable to affiliates --
    Trustees' fee                                        1,478
    Custodian fee                                        4,296
  Accrued expenses                                      46,462
                                                    ----------
      Total liabilities                                            4,686,428
                                                                ------------
NET ASSETS for 13,434,312 shares of beneficial
  interest outstanding                                          $106,413,971
                                                                ============
SOURCES OF NET ASSETS:
  Paid-in capital                                               $124,816,196
  Accumulated net realized loss on investment
    transactions (computed on the basis
    of identified cost)                                          (15,063,922)
  Unrealized depreciation of investments (computed
    on the basis of identified cost)                              (2,611,674)
  Accumulated distributions in excess of net
    investment income                                               (726,629)
                                                                ------------
      Total                                                     $106,413,971
                                                                ============
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
  ($106,413,971 / 13,434,312 shares of beneficial
  interest)                                                         $7.92
                                                                    =====
COMPUTATION OF OFFERING PRICE:
  (Offering price per share 100/96.25 of $7.92)                     $8.23
                                                                    =====
On sales of $50,000 or more, the offering price is reduced.

    The accompanying notes are an integral part of the financial statements

                           STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                    For the Year Ended September 30, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest income                                               $11,650,298
  Expenses --
    Investment adviser fee (Note 4)                 $   628,411
    Compensation of Trustees not members of the
      Investment Adviser's organization                  34,783
    Service fees (Note 5)                               118,974
    Custodian fees (Note 4)                              68,455
    Transfer and dividend disbursing agent fees          85,714
    Printing and postage                                 55,271
    Legal and accounting services                        48,058
    Registration costs                                   23,605
    Miscellaneous                                        28,518
                                                    -----------
        Total expenses                                              1,091,789
                                                                  -----------
          Net investment income                                   $10,558,509
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized loss on investment transactions
    (identified cost basis) ($1,177 net loss for
    federal income tax purposes)                    $(2,502,141)
  Change in unrealized appreciation of investments    2,497,668
                                                    -----------
          Net realized and unrealized loss on
            investments                                                (4,473)
                                                                  -----------
            Net increase in net assets from
              operations                                          $10,554,036
                                                                  ===========

    The accompanying notes are an integral part of the financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                      YEAR ENDED SEPTEMBER 30,
                                                  ----------------------------
                                                      1995           1994
                                                  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
    Net investment income                         $ 10,558,509   $ 10,066,646
    Net realized gain (loss) on investment
      transactions                                  (2,502,141)       147,154
    Change in unrealized appreciation
      (depreciation) of investments                  2,497,668     (6,048,456)
                                                  ------------   ------------
      Net increase in net assets from operations  $ 10,554,036   $  4,165,344
                                                  ------------   ------------
  Distributions to shareholders --
    From net investment income                    $(10,503,271)  $(10,066,646)
    In excess of net investment income                 --            (563,437)
                                                  ------------   ------------
      Total distributions to shareholders         $(10,503,271)  $(10,630,083)
                                                  ------------   ------------
  Net increase from Trust share transactions
    (Note 2)                                      $  2,880,933   $ 14,824,209
                                                  ------------   ------------
      Net increase in net assets                  $  2,931,698   $  8,359,470
NET ASSETS:
  At beginning of year                             103,482,273     95,122,803
                                                  ------------   ------------
  At end of year (including distributions in
    excess of net investment income of
    $726,629 and $775,340 respectively)           $106,413,971   $103,482,273
                                                  ============   ============

    The accompanying notes are an integral part of the financial statements

                             FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
                                  YEAR ENDED SEPTEMBER 30,
                 --------------------------------------------------------------
                     1995          1994         1993         1992        1991
                 -----------   -----------   ----------   ----------  ---------
NET ASSET
 VALUE, beginning
 of year            $   7.90      $   8.40      $  8.33      $  7.56    $  6.89
                    --------      --------      -------      -------    -------
INCOME FROM
 OPERATIONS:
  Net investment
   income           $   0.82      $   0.83      $  0.92      $  0.97    $  1.04
  Net realized
   and unrealized
   gain (loss) on
   investments          0.02         (0.47)        0.07         0.77       0.71
                    --------      --------      -------      -------    -------
   Total income from
    operations      $   0.84      $   0.36      $  0.99      $  1.74    $  1.75
                    --------      --------      -------      -------    -------
LESS DISTRIBUTIONS:
  From net
   investment
   income           $  (0.82)     $  (0.81)     $ (0.92)     $ (0.97)   $ (1.04)
  From paid-in
   capital              --            --           --           --        (0.04)
  In excess of net
   investment income    --           (0.05)        --           --          --
                    --------      --------      -------      -------    -------
   Total
    distributions   $  (0.82)     $  (0.86)     $ (0.92)     $ (0.97)   $ (1.08)
                    --------      --------      -------      -------    -------
NET ASSET VALUE,
 end of year        $   7.92      $   7.90      $  8.40      $  8.33    $  7.56
                    ========      ========      =======      =======    =======
TOTAL RETURN (1)      11.25%         4.25%       12.59%       24.25%     28.53%

RATIOS/SUPPLEMENTAL
 DATA:
  Net assets, end
   of year (000's
   omitted)         $106,414      $103,482      $95,123      $85,778    $70,773
                    --------      --------      -------      -------     -------
  Ratio of net
   expenses to
   average daily
   net assets          1.09%         1.04%        1.03%        1.08%      1.15%
  Ratio of net
   investment
   income to
   average daily
   net assets         10.50%         9.75%       11.01%       12.02%     15.36%
PORTFOLIO TURNOVER       84%           70%         102%          90%        80%

-------------
(1) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date.

    The accompanying notes are an integral part of the financial statements

                         NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
Eaton Vance Income Fund of Boston (the Trust), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS -- Investments listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there is no quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date.

C. FEDERAL TAXES -- The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 1995, the Trust, for federal income tax purposes, had a capital loss carryover of $12,557,485 which will reduce the Trust's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryovers will expire on September 30, 1999 ($7,407,810), 2000 ($5,148,498) and 2003 ($1,177). Additionally, at September 30, 1995, net capital losses of $2,416,189 attributable to security transactions incurred after October 31, 1994, are treated as arising on the first day of the Fund's next taxable year.

D. DISTRIBUTIONS TO SHAREHOLDERS -- The net investment income of the Trust is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Trust at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the Trust or, at the election of the shareholder, in cash. The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

E. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold.

------------------------------------------------------------------------------
(2) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Trust shares were as follows:

                                YEAR ENDED                  YEAR ENDED
                            SEPTEMBER 30, 1995          SEPTEMBER 30, 1994
                         ------------------------    ------------------------
                          SHARES        AMOUNT        SHARES        AMOUNT
                         ---------    -----------    ---------    -----------
Sales                    2,247,830    $17,720,814    3,376,464    $28,296,646
Issued to shareholders
  electing to receive
  payment of
  distributions in
  Trust shares             748,929      5,876,531      743,312      6,186,563
Repurchases             (2,656,086)   (20,716,412)  (2,351,168)   (19,659,000)
                         ---------    -----------    ---------    -----------
    Net increase
     (decrease)            340,673    $ 2,880,933    1,768,608    $14,824,209
                         =========    ===========    =========    ===========
------------------------------------------------------------------------------

(3) PURCHASES AND SALES OF INVESTMENTS
The Trust invests primarily in debt securities. The ability of the issuers of the debt securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $80,678,587 and $81,267,554, respectively.

------------------------------------------------------------------------------

(4) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The investment adviser fee, computed at the monthly rate of 5/96 of 1% ( 5/8 of 1% annually) of the Trust's average monthly net assets, was earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Trust. Except as to Trustees of the Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Trust out of such investment adviser fee. Eaton Vance Distributors, Inc., a subsidiary of EVM and the Trust's principal underwriter, received approximately $16,600 as its portion of the sales charge on sales of Trust shares during the year ended September 30, 1995. Investors Bank & Trust Company (IBT), an affiliate of EVM, serves as custodian of the Trust. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Trust maintains with IBT. Certain of the officers and Trustees of the Trust are officers and directors/trustees of the above organizations.

------------------------------------------------------------------------------
(5) SERVICE PLAN
The Trustees of the Trust on behalf of the Fund have adopted a Service Plan designed to meet the requirements of Rule 12b-1 under the Investment Company Act of 1940 and the service fee requirements of the revised sales charge rule of The National Association of Securities Dealers Inc. The Service Plan provides that the Trust may make service fee payments to the Principal Underwriter, Eaton Vance Distributors, Inc., a subsidiary of Eaton Vance Management, Authorized Firms or other persons in amounts not exceeding 0.25% of the Trust's average daily net assets for any fiscal year. The Trustees have implemented the Service plan by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.25% of that portion of the Trust's average daily net assets for any fiscal year which is attributable to shares of the Trust sold on or after May 22, 1989 by such persons and remaining outstanding for at least twelve months. Such payments are made for personal services and/or the maintenance of shareholder accounts. Pursuant to the Plan, the Trust made provisions of $118,974 under the Plan to the Principal Underwriter and Authorized Firms during the year ended September 30, 1995.

------------------------------------------------------------------------------

(6) LINE OF CREDIT
The Trust participates with other funds managed by EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Borrowings will be made by the Trust solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds at the end of each quarter. The Trust did not have any significant borrowings or allocated fees during the period.

------------------------------------------------------------------------------

(7) FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized depreciation/appreciation in value of the investments owned at September 30, 1995, as computed on a federal income tax basis, are as follows:


Aggregate cost                                                $110,578,070
                                                              ============
Gross unrealized depreciation                                 $  5,844,613
Gross unrealized appreciation                                    3,139,925
                                                              ------------
    Net unrealized depreciation                               $  2,704,688
                                                              ============
------------------------------------------------------------------------------

(8) RESTRICTED SECURITIES
At September 30, 1995, the Trust owned the following securities (constituting 9.2% of net assets) which were restricted at such date. The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

DESCRIPTION                    DATES OF ACQUISITION       SHARES/FACE        COST          FAIR VALUE

CORPORATE BONDS AND NOTES
Alliance Entertainment,
  Sr. Sub. Notes,
  11.25%, 7/15/05                     7/18/95                900,000      $   905,375      $  897,750
Day International Corp.,
  Sr. Sub. Notes,
  11.125%, 6/1/05                     5/20/95              1,000,000        1,010,000       1,037,500
Dominick's Finer Foods,
  Sr. Sub Notes,
  10.875%, 5/1/05                     4/27/95              1,000,000        1,000,000       1,015,000
Graphic Controls, Sr. Sub.
  Notes, 12%, 9/15/05                 9/21/95                900,000          900,000         915,750
In-Flight Phone Corp., Sr.
  Disc. Notes, 0/14%, 5/15/02         4/28/95              1,500,000          997,260         615,000
IXC Communications Corp.,
  Sr. Notes, 13%, 10/1/05             9/25/95                900,000          875,250         886,500
Monarch Acquisition Corp.,
  Sr. Notes, 12.5%, 7/1/03            6/23/95              1,200,000        1,200,000       1,230,000
Pioneer Americas Acquisition,
  First Mtg. Notes,
  13.625%, 4/1/05               4/13, 7/13, 8/24/95        1,500,000        1,523,000       1,537,500
Van De Kamps, Inc., Sr.
  Sub. Notes, 12%, 9/19/05         9/14, 9/15/95             850,000          856,125         862,750

CORPORATE STOCKS, WARRANTS
  AND RIGHTS

Australis Media, Warrants             5/26/95                  1,700                0               0
Dial Call Communications,
  Warrants                           10/01/94                  1,800                0             450
Empire Gas Corp., Warrants            1/27/95                  1,380                0           1,380
Gulf States Steel, Warrants           8/23/95                  1,000                0              50
Pullman Co., Common Stock             2/22/95                 43,702        1,267,788         349,616
Purity Supreme, Warrants,
  Exp. 8/1/99                         7/29/92                  1,733                0           1,334
Servam Corp., $2.00 Warrants,
  Exp. 4/1/01                         8/28/91                  7,864                0               0
Servam Corp., $4.50 Warrants,
  Exp. 4/1/01                         8/28/91                  1,768                0               0
Southdown, Inc., Warrants            10/28/91                  7,500           22,500          31,875
Specialty Foods, Acquisition,
  Common Stock                        8/10/93                 12,000            8,722          21,000
Terex Corp., 13%, CV Preferred       12/15/93                  8,000          198,400         104,000
Terex Corp., Rights, Exp.
  8/1/96                              7/24/92                  2,700                0           1,350
Terex Corp., Rights,
  Exp. 8/1/96                 8/20/92-7/01/94-8/02/94            375                0             188
Terex Corp., Rights,
  Exp. 7/1/97                        11/07/94                  1,791                0           1,343
Terex Corp., Warrants                12/15/93                  8,000            1,600          76,000
Thermadyne Holdings Corp.,
  Common Stock                        5/17/94                    777           18,900          13,986
Triangle Wire & Cable,
  Common Stock                        5/02/94                 31,667          750,000          79,168
Triangle Wire & Cable,
  Warrants                           10/28/91                  7,500                0               0
UCC Holdings, Class A
  Common Stock                       12/05/89                  7,431            7,431          83,599
United International Hldg.
  Inc., Warrants                     11/16/94                  1,960           55,546          58,800
Waxman Industries, Inc.,
  Warrants                           10/01/91                 14,000           14,000             700
                                                                          -----------      ----------
                                                                          $11,611,897      $9,822,589
                                                                          ===========      ==========

                      REPORT OF INDEPENDENT ACCOUNTANTS
------------------------------------------------------------------------------
TO THE TRUSTEES AND SHAREHOLDERS OF
EATON VANCE INCOME FUND OF BOSTON:

    We have audited the accompanying statement of assets and liabilities of Eaton Vance Income Fund of Boston, including the investment portfolio, as of September 30, 1995, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Income Fund of Boston as of September 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
OCTOBER 27, 1995

                             INVESTMENT MANAGEMENT


EATON VANCE         OFFICERS                  INDEPENDENT TRUSTEES
INCOME FUND         M. DOZIER GARDNER         KENNETH C. KNIGHT
OF BOSTON           President and Trustee     Consultant
24 Federal Street   HOOKER TALCOTT, JR.       DONALD R. DWIGHT
Boston, MA 02110    Vice President            President, Dwight Partners, Inc.
                    and Portfolio Manager     Chairman, Newspapers of
                    JAMES L. O'CONNOR         New England, Inc.
                    Treasurer                 ROBERT GLUCK
                    THOMAS OTIS               Management Consultant
                    Secretary                 SAMUEL L. HAYES, III
                                              Jacob H. Schiff Professor of
                                              Investment Banking,
                                              Harvard University
                                              Graduate School of
                                              Business Administration
                                              JEROME PRESTON, JR.
                                              Partner, Foley, Hoag & Eliot
                                              NORTON H. REAMER
                                              President and Director,
                                              United Asset Management
                                              Corporation
                                              JOHN L. THORNDIKE
                                              Director,
                                              Fiduciary Company Incorporated

ADMINISTRATOR OF
EATON VANCE
INCOME FUND OF BOSTON
Eaton Vance Management
24 Federal Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
24 Federal Street
Boston, MA 02110

TRANSFER AGENT
The Shareholder Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104

LEGAL COUNSEL
Gordon Altman Butowsky Weitzen
Shalov & Wein
114 West 47th Street
New York, NY  10036

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA02109



This report must be preceded or
accompanied by a current prospectus
which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.



EATON VANCE
INCOME FUND OF BOSTON
24 FEDERAL STREET
BOSTON, MA 02110


                                                                         T-IBSRC


EATON VANCE
INCOME FUND
OF BOSTON


ANNUAL
SHAREHOLDER REPORT
SEPTEMBER 30, 1995


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